Revenue - Geographical distribution (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Revenue	€ 33,672	€ 40,916	€ 97,863	€ 111,132
West Africa
Disclosure of geographical areas [line items]
Revenue	15,138	17,467	44,589	47,310
North Africa
Disclosure of geographical areas [line items]
Revenue	11,398	13,887	34,092	40,214
East Africa And South Africa [Member]
Disclosure of geographical areas [line items]
Revenue	6,853	8,571	18,489	22,610
Europe
Disclosure of geographical areas [line items]
Revenue	177	€ 991	579	€ 998
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	€ 106		€ 114